Income Tax	12 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Income tax

Note 10. Income tax

	Consolidated
	30 June 2023	30 June 2022
	$	$

a) Income tax expense
Current income tax
Current income tax benefit	(2,867,508)	(2,651,576)
Current income tax not recognised	2,867,508	2,651,576
	-	-

Deferred income tax:
Relating to origination and reversal of timing differences	503,587	7,168,453
Deferred income tax benefit not recognised	(503,587)	(7,168,453)
Income tax benefit reported in the Statement of profit or loss and other comprehensive income	-	-

	Consolidated
	30 June 2023	30 June 2022
	$	$

b) Reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense	(12,827,177)	(20,966,956)

Tax at the Australian rate of 25% (2022: 25%)	(3,830,489)	(5,241,739)
	-	-
Capital raising costs claimed	(1,006,095)	(301,743)
Non-deductible expenses	356,552	2,017,457
Effect of difference in foreign tax rates	102,842	-
Unused tax losses and temporary differences not recognised as deferred tax assets	4,377,190	3,526,025
Tax Benefit	-	-

	Consolidated
	30 June 2023	30 June 2022
	$	$

c) Deferred tax – Statement of Financial Position (unrecognised)
Revenue losses available to offset against future taxable income	6,836,877	5,428,055
Accrued expenses and leave provisions	257,778	199,877
Deductible equity raising costs	689,315	1,139,489
Other	61,291	4,004
Development asset	307,298	246,503
Patents	273,005	243,403
Investments	1,547,215	165,420
Unrealised foreign exchange gain	(66,130)	(34,344)
Prepaid expenses	-	(223,953)
Net deferred tax assets not recognised	9,906,649	7,168,454

Deferred tax assets have been recognised to the extent that they extinguish deferred tax liabilities of the Company as at the reporting date.

Net deferred tax assets have not been recognised, in either reporting period, in respect of amounts in excess of deferred tax liabilities.

The tax benefits of the above deferred tax assets will only be obtained if:

(i)	The Company derives probable future assessable income of a nature and an amount sufficient to enable the benefit from the tax losses to be realised;

(ii)	The Company continues to comply with the conditions for deductibility imposed by law; and

(iii)	No changes in tax legislation adversely affect the Company realising the benefit from the deduction of the losses.

All unused tax losses were incurred by Australian entities.